UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital World Bond Fund

[photo of two people with umbrellas standing in a tiered tea field in Chubu, a region on Japan's main island of Honshu]

Semi-annual report for the six months ended March 31, 2007

Capital World Bond Fund® seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007:

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+5.10%	+9.62%	+5.92%

The total annual fund operating expense ratio was 0.96% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

Fellow shareholders:

[photo of a two people with umbrellas standing in a tiered tea field in Chubu, a region on Japan's main island of Honshu]

Capital World Bond Fund generated solid returns in the first half of its 2007 fiscal year, providing both attractive income and a measure of share appreciation.

For the six months ended March 31, the fund produced a total return of 5.1%. Shareholders received quarterly dividends totaling 48 cents a share. Those who reinvested their dividends earned an income return of 2.6%; those who took their dividends in cash received a 2.5% income return.

The fund’s total return was ahead of its primary benchmarks. The unmanaged Lehman Brothers Global Aggregate Bond Index returned 3.4% for the six months; its peer group, the Lipper Global Income Funds Index, returned 4.2%.

Capital World Bond Fund has sustained its advantage over longer periods, as the table below shows.

[Begin Sidebar]
Results at a glance

Average annual total returns for periods ended March 31, 2007, with all distributions reinvested

	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund	+9.2%	+10.5%	+6.3%	+7.6%
Lehman Brothers Global
Aggregate Bond Index[2]	+8.1	+8.3	+6.0	+7.4
Lipper Global Income Funds Index	+8.2	+8.0	+5.5	—[3]

[1]Since August 4, 1987.
[2]This index did not exist until December 31, 1989. Citigroup World Government Bond Index (formerly the Salomon Brothers World Government Bond Index) results were used for the period August 4, 1987, to December 31, 1989. Market indexes are unmanaged and their results reflect the effect of reinvested distributions, but not sales charges, commissions or expenses.

[3]This index did not exist prior to December 30, 1988.

[End Sidebar]

Global economic growth
During the six months, economic growth in the United States was moderated by weakness in the residential housing market and a flat business environment. Corporate profits continued to be strong, while low unemployment helped buoy consumer demand. The Federal Reserve made no changes in interest rate policy, as growth and inflation remained relatively stable. Treasury yields rose through the new year, but dropped briefly in February after stock market volatility and a deterioration among subprime mortgages sent investors to the safety of government bonds. (As a bond’s yield rises, its price declines, and vice versa.) Ten-year Treasury yields ended the period at 4.6%, roughly where they began.

In Europe, bond yields rose as economic conditions markedly improved. The European Central Bank lifted its key interest rate three times during the six months, to 3.75%. The Bank of England likewise increased rates, to 5.25%, in January; inflation has been unexpectedly high in the United Kingdom, due in part to soaring real estate prices. Although bond prices were generally stable, U.S. investors in non-dollar-denominated bonds profited from appreciation in European currencies against the U.S. dollar. Over the six months, the euro and sterling each rose about 5% against the dollar, as did the Swedish kronor. With about 38% of net assets invested in European bonds, Capital World Bond Fund was well-positioned to benefit from those currency gains.

Developing market bonds, which account for roughly a quarter of net assets, stood out during the period. Among countries represented in the portfolio, Turkey, Mexico, Hungary, Egypt and Brazil all reported impressive gains, as did such advanced developing markets as Israel and Singapore.

Currency appreciation enhanced returns for Thailand and Malaysia. In the case of Thailand, we took advantage of the rising baht to reduce our holdings there and increased our exposure to the Malaysian ringgit and the Singapore dollar. Elsewhere in Asia, currency movements had little impact on Japanese bond returns, which were flat for the six months. Although the country’s economy remains fragile, the Bank of Japan yielded to international pressure in February and raised its benchmark rate to 0.5%, partially in an unsuccessful effort to bolster the yen. The currency’s continued weakness has been disappointing, and we have been reducing our yen position in recent months.

Among sectors, corporate bonds outpaced government securities. High-yield bonds once again recorded the strongest gains, as default rates remain low and earnings high. As of March 31, about one-fifth of the fund’s net assets was held in global corporate debt across a wide range of industries; lower rated corporate bonds accounted for about 5% of net assets.

Global positioning
There are few clear signposts marking the direction of the U.S. economy. Gasoline and food prices have recently escalated, and the labor market is quite robust, making inflation a concern. At the same time, business investment remains sluggish and demand has started to flag, indications perhaps that growth may be slowing. Should the Fed choose to lower rates to stimulate economic activity, the value of the dollar could soften further as investors look to other currencies for better returns.

With its global purview, Capital World Bond Fund has the flexibility to take advantage of interest rate differentials and currency movements around the world, as well as other opportunities we believe are likely to benefit shareholders. The fund invests in more than 365 issuers denominated in 24 currencies and from 48 countries as it pursues its total return objective.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell
Mark H. Dalzell
President and Principal Executive Officer

May 11, 2007

The fund’s 30-day yield for Class A shares as of April 30, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 4.25% (4.20% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.13%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			Life
for periods ended March 31, 2007:	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+3.44%	+9.35%	+7.13%
Not reflecting CDSC	+8.44%	+9.63%	+7.13%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+7.36%	+9.58%	+7.92%
Not reflecting CDSC	+8.36%	+9.58%	+7.92%

Class F shares*— first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+9.30%	+10.45%	+8.88%

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	+5.12%	+9.65%	+9.43%
Not reflecting maximum sales charge	+9.23%	+10.49%	+10.25%

Class 529-B shares†— first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+3.30%	+9.19%	+9.25%
Not reflecting CDSC	+8.30%	+9.47%	+9.39%

Class 529-C shares†— first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+7.35%	+9.48%	+9.40%
Not reflecting CDSC	+8.35%	+9.48%	+9.40%

Class 529-E shares*†— first sold 5/16/02	+8.87%	—	+9.72%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+9.42%	—	+9.70%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Portfolio summary as of March 31, 2007

unaudited

[begin pie chart]
Portfolio by type of security (as a percent of net assets)

Non-U.S. government/agency securities	53.2%
Non-U.S. corporate bonds & notes	14.3
U.S. Treasury bonds & notes	8.6
U.S. corporate bonds & notes	7.4
Mortgage- and asset-backed obligations	5.4
U.S. government agency bonds & notes	1.7
Other securities	3.5
Short-term securities & other assets less liabilities	5.9
[end pie chart]

Where the fund invested (by currency)			How global markets fared

	Capital World Bond Fund		Government bond market total returns[1]
	Net assets		Six months ended March 31, 2007

Country	Currency weighting (after hedging	)	In local currency	In U.S. dollars

United States[2]	32.7%		2.8%	2.8%
European Monetary Union[3]	21.8		0.0	5.1
Japan	10.9[4]		0.9	0.9
Sweden	4.7		0.6	5.2
United Kingdom	4.6		-0.7	4.3
Israel	3.0		—[5]	—[5]
Singapore	2.7		3.2	7.9
Egypt	2.1		—[5]	—[5]
Canada	2.0		1.5	-1.8
Mexico	2.0		6.5	6.5
Turkey	1.6		13.3[6]	23.5[6]
Hungary	1.5		6.8	24.2
South Korea	1.5		1.8	2.4
Norway	1.3		-0.7	6.1
Switzerland	1.3		-0.5	2.2
Poland	1.2		3.9	12.5
Argentina	1.1		—[5]	—[5]
Malaysia	1.1		4.6	11.7
Indonesia	1.0		11.6[6]	12.8[6]
Brazil	0.7		21.8[6]	29.3[6]
Colombia	0.7		5.8[6]	15.0[6]
Denmark	0.3		0.5	5.7
Dominican Republic	0.1		—[5]	—[5]
Uruguay	0.1		—[5]	—[5]
Australia	0.0		1.3	9.7

[1]Source: Lehman Brothers Global Aggregate Bond Index; Switzerland: Citigroup World Government Bond Index.
[2]Includes U.S. dollar-denominated bonds of other countries, totaling 14.5%.
[3]Euro-denominated bonds including corporate and European government debt. European Monetary Union consists of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain and Slovenia.

[4]Japanese bonds (before currency hedging) account for 7.5% of the fund’s net assets.
[5]This market is not included in the Lehman Brothers Global Aggregate Bond Index, the JP Morgan GBI-EM Index or the Citigroup World Government Bond Index.
[6]Source: JP Morgan GBI-EM Index.

Summary Investment portfolio, March 31, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

		Principal		Market	Percent
		amount		value	of net
Bonds & notes - 90.56%		(000)		(000)	assets

EUROS - 19.40%
German Government:
5.25% 2011		€ 25,525	$	US 35,563
5.00% 2012		35,300		49,340
3.75% 2013		27,750		36,549
4.50% 2013		31,825		43,573
4.25% 2014		28,420		38,501
4.00% 2016		37,650		50,165
6.25% 2024		42,300		70,220
1.50%-6.25% 2008-2037 (1)		34,953		49,997	8.59%
French Government O.A.T.:
4.75% 2035		14,425		20,714
0%-5.50% 2007-2055 (1)		38,135		47,372	1.56
Belgium (Kingdom of) 4.25% 2014		20,520		27,746.64
Spanish Government 4.25% 2007		16,360		21,904.50
Bayerische Vereinsbank 5.50% 2008 (2)		750		1,014
Bayerische Hypo- und Vereinsbank AG 6.00%-6.25% 2010-2014		4,380		6,327.17
UniCredito Italiano SpA 3.95%-4.50% 2016-2019 (3)		8,250		10,454.24
Société Générale 5.625% 2012		1,940		2,743.06
Other securities				332,410	7.64
				844,592	19.40

JAPANESE YEN - 7.46%
Japanese Government:
0.90% 2008		¥ 7,086,800		60,385
1.80% 2010		7,325,000		63,781
1.30% 2011		3,171,000		27,199
1.50% 2014		14,691,500		125,388
2.30% 2035		3,377,800		28,569
0.50%-1.80% 2008-2016		2,165,000		18,365	7.44
Other securities		100,000		871.02
				324,558	7.46

BRITISH POUNDS - 5.11%
United Kingdom:
5.00% 2014		£ 15,000		29,394
4.75% 2015		14,400		27,832
4.75% 2020		28,570		55,845
2.50%-8.00% 2007-2055 (1)		32,366		64,836	4.09
Commerzbank AG 6.625% 2019		3,000		6,334.14
Other securities				38,218.88
				222,459	5.11

SWEDISH KRONOR - 4.74%
Swedish Government:
5.00% 2009		SKr 263,210		38,538
5.25% 2011		371,250		55,800
6.75% 2014		539,425		90,605
5.00%-5.50% 2012-2020		78,250		12,154	4.53
Other securities				9,348.21
				206,445	4.74

ISRAELI SHEKELS - 2.99%
Israeli Government:
7.50% 2014		ILS 338,957		92,297
6.50% 2016		145,020		37,880	2.99
				130,177	2.99

SINGAPORE DOLLARS - 2.68%
Singapore (Republic of):
3.125% 2011		S$ 101,450		68,101
3.75% 2016		68,450		48,391	2.68
				116,492	2.68

EGYPTIAN POUNDS - 2.07%
Egypt (Arab Republic of) Treasury Bill:
0% 2007		EGP 245,775		40,896
0% 2007-2008		180,525		30,084
Egypt (Arab Republic of) 9.10%-11.625% 2010-2014		108,850		19,110	2.07
				90,090	2.07

MEXICAN PESOS - 1.97%
United Mexican States Government:
Series MI10, 9.50% 2014		MXN 378,100		38,139
Series M20, 10.00% 2024		360,900		40,260
8.00%-10.00% 2023-2036		55,000		5,819	1.94
Other securities				1,378.03
				85,596	1.97

NEW TURKISH LIRE - 1.60%
Turkey (Republic of):
15.00% 2010		TRY 34,112		22,625
14.00% 2011		40,460		25,952
0%-10.00% 2008-2012 (1)		32,870		20,811	1.60
				69,388	1.60

HUNGARIAN FORINT - 1.48%
Hungarian Government:
6.00% 2011		HUF 6,172,440		31,783
7.25% 2012		6,036,670		32,725	1.48
				64,508	1.48

SOUTH KOREAN WON - 1.47%
Korean Government:
4.25% 2014		KRW 27,208,900		27,809
4.50%-5.25% 2008-2015		33,742,970		36,314	1.47
				64,123	1.47

POLISH ZLOTY - 1.23%
Polish Government:
5.75% 2010		PLN 67,150		23,865
6.00% 2010		60,500		21,691
4.25%-5.00% 2011-2013		23,576		8,016	1.23
				53,572	1.23

NORWEGIAN KRONER - 1.09%
Norwegian Government 6.50% 2013		NKr 262,475		47,561	1.09
					1.09

ARGENTINE PESOS - 1.08%
Argentina (Republic of):
5.83% 2033 (1) (2) (4)		ARS 113,209		37,754
GDP-Linked 2035		113,975		4,395
0.63% 2038 (1) (2)		34,892		4,879	1.08
				47,028	1.08

MALAYSIAN RINGGIT - 1.06%
Malaysia 3.718%-4.262% 2010-2016		MYR 156,730		46,309	1.06
				46,309	1.06

INDONESIA RUPIAH - 1.04%
Indonesia (Republic of):
12.50% 2013		IDR 234,183,000		29,267
10.00%-12.25% 2007-2025		132,423,000		15,869	1.04
				45,136	1.04

BRAZILIAN REAIS - 0.75%
Other securities				32,761.75
				32,761.75

COLOMBIAN PESOS - 0.68%
Colombia (Republic of) Global 12.00% 2015		COP 39,839,000		21,131.48
Other securities				8,526.20
				29,657.68

U.S. DOLLARS - 31.20%
U.S. Treasury:
3.375% 2008 (5)		$39,500		38,682
4.25% 2014 (5)		24,500		23,956
8.50% 2020 (5)		36,125		48,678
6.50% 2026 (5)		34,350		41,102
4.50% 2036 (5)		68,235		64,344
0%-8.875% 2007-2032 (1) (5)		155,594		157,191	8.59
Fannie Mae:
4.75% 2007		24,380		24,331
0%-10.255% 2007-2037 (2) (3) (5)		69,723		66,262	2.08
Argentina (Republic of) 0%-4.106% 2012-2035 (2) (3)		112,370		21,188.49
UniCredito Italiano SpA 5.584% 2017 (3) (6)		3,930		3,987.09
HVB Funding Trust I 8.741% 2031 (6)		7,100		9,094.21
Indonesia (Republic of) 6.625%-6.75% 2014-2037 (6)		6,250		6,314.15
United Mexican States Government Global 6.375%-6.75% 2013-2034		3,255		3,497.08
Other securities				849,335	19.51
				1,357,961	31.20

OTHER CURRENCIES - 1.46%
Other securities				63,654	1.46

Total bonds & notes (cost: $3,802,654,000)				3,942,067	90.56

		Shares		Market	Percent
				value	of net
Warrants - 0.01%				(000)	assets

U.S. DOLLARS - 0.01%
United Mexican States Government 0% 2007, units (6) (7)		4,715	$	US 349.01
Other securities

Total warrants (cost: $339,000)				349.01

		Shares		Market	Percent
				value	of net
Preferred securities - 3.54%				(000)	assets

EUROS - 2.15%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative (3)		21,350,000	$	US 28,053	0.64%
UniCredito Italiano Capital Trust III 4.028% (3)		11,500,000		14,233.33
SG Capital Trust III 5.419% (3)		3,500,000		4,864
SG Capital Trust I 7.875% (3)		1,000,000		1,457.14
Other securities				45,083	1.04
				93,690	2.15

U.S. DOLLARS - 0.80%
Société Générale 7.85% (3) (6)		700,000		701.02
Other securities				34,227.78
				34,928.80

BRITISH POUNDS - 0.59%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative (3)		6,500,000		12,353.28
Other securities				13,062.31
				25,415.59

Total preferred securities (cost: $150,161,000)				154,033	3.54

				Market	Percent
				value	of net
Common stocks - 0.00%				(000)	assets

U.S. DOLLARS - 0.00%
Other securities				$9	0.00%

Total common stocks (cost: $205,000)				9.00

		Principal		Market	Percent
		amount		value	of net
Short-term securities - 4.81%		(000)		(000)	assets

Old Line Funding, LLC 5.26% due 5/1/2007 (6)	$	US 47,400	$	US 47,185	1.08%
Three Pillars Funding, LLC 5.42% due 4/2/2007 (6)		43,100		43,081.99
Société Générale North America, Inc. 5.24% due 4/12/2007		30,300		30,247.70
Electricité de France 5.22% due 5/14/2007		22,800		22,654.52
Barton Capital LLC 5.26% due 4/10/2007 (6)		16,600		16,576.38
Other securities		49,600		49,510	1.14
Total short-term securities (cost: $209,252,000)				209,253	4.81

Total investment securities (cost: $4,162,611,000)				4,305,711	98.92
Other assets less liabilities				47,188	1.08

Net assets			$	US 4,352,899	100.00%

"Other securities" include securities (with aggregate value of $420,000), which were valued under fair value procedures adopted by authority of the board of directors

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $503,575,000, which represented 11.57% of the net assets of the fund.

(7) Security did not produce income during the last 12 months.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $4,162,611)		$4,305,711
Cash		7,194
Receivables for:
Sales of investments	6,225
Sales of fund's shares	23,809
Open forward currency contracts	9,778
Closed forward currency contracts	3,476
Interest	71,705	114,993
		4,427,898
Liabilities:
Payables for:
Purchases of investments	60,454
Repurchases of fund's shares	5,495
Open forward currency contracts	5,192
Closed forward currency contracts	86
Investment advisory services	1,631
Services provided by affiliates	1,409
Deferred directors' compensation	109
Other	623	74,999
Net assets at March 31, 2007		$4,352,899

Net assets consist of:
Capital paid in on shares of capital stock		$4,170,273
Distributions in excess of net investment income		(584)
Undistributed net realized gain		34,430
Net unrealized appreciation		148,780
Net assets at March 31, 2007		$4,352,899

Total authorized capital stock - 400,000 shares, $.001 par value (244,566 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$2,830,916	145,798	$19.42
Class B	134,185	6,948	19.31
Class C	316,292	16,451	19.23
Class F	729,752	37,753	19.33
Class 529-A	74,923	3,850	19.46
Class 529-B	9,156	473	19.37
Class 529-C	35,455	1,832	19.35
Class 529-E	4,117	212	19.38
Class 529-F	6,488	335	19.38
Class R-1	5,236	270	19.34
Class R-2	51,783	2,680	19.33
Class R-3	53,384	2,752	19.41
Class R-4	24,146	1,244	19.41
Class R-5	77,066	3,968	19.42
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $20.17 and $20.22, respectively.

See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2007		unaudited
Investment income:
Income:	(dollars in thousands)
Interest (net of non-U.S. taxes of $17)		$98,265

Fees and expenses(*):
Investment advisory services	9,679
Distribution services	6,798
Transfer agent services	1,717
Administrative services	984
Reports to shareholders	180
Registration statement and prospectus	278
Postage, stationery and supplies	241
Directors' compensation	28
Auditing and legal	12
Custodian	596
State and local taxes income taxes	55
Other	38
Total fees and expenses before reimbursements/waivers	20,606
Less reimbursements/waivers of fees and expenses:
Investment advisory services	968
Administrative services	57
Total fees and expenses after reimbursements/waivers		19,581
Net investment income		78,684

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain on:
Investments	52,390
Non-U.S. currency transactions	(15,125)	37,265
Net unrealized appreciation on:
Investments	61,322
Non-U.S. currency translations	12,539	73,861
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		111,126
Net increase in net assets resulting
from operations		$189,810

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2007*	2006
Operations:
Net investment income	$78,684	$124,987
Net realized gain (loss) on investments and
non-U.S. currency transactions	37,265	(44,330)
Net unrealized appreciation
on investments and non-U.S. currency translations	73,861	14,087
Net increase in net assets
resulting from operations	189,810	94,744

Dividends and distributions paid to
shareholders:
Dividends from net investment income	(93,210)	(113,331)
Distributions from net realized gain
on investments	-	(33,120)
Total dividends and distributions paid
to shareholders	(93,210)	(146,451)

Capital share transactions	829,997	652,665

Total increase in net assets	926,597	600,958

Net assets:
Beginning of period	3,426,302	2,825,344
End of period (including
distributions in excess of and undistributed
net investment income: ($584) and $13,942, respectively)	$4,352,899	$3,426,302

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization and significant accounting policies

Organization - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions - The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended March 31, 2007, non-U.S. taxes paid on realized gains were $67,000. There were no non-U.S. taxes recorded based on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$9,466
Post-October capital loss deferrals (realized during the period November 1, 2005, through September 30, 2006)*	<706>
*These deferrals are considered incurred in the subsequent year.

As of March 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$151,674
Gross unrealized depreciation on investment securities	<11,659>
Net unrealized appreciation on investment securities	140,015
Cost of investment securities	4,165,696

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2007			Year ended September 30, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$62,444	$-	$62,444	$83,907	$16,100	$100,007
Class B	2,437	-	2,437	3,947	939	4,886
Class C	5,377	-	5,377	7,392	1,742	9,134
Class F	16,033	-	16,033	18,434	3,428	21,862
Class 529-A	1,610	-	1,610	1,877	353	2,230
Class 529-B	157	-	157	235	57	292
Class 529-C	578	-	578	735	173	908
Class 529-E	83	-	83	105	21	126
Class 529-F	140	-	140	155	28	183
Class R-1	84	-	84	91	20	111
Class R-2	893	-	893	1,092	242	1,334
Class R-3	1,034	-	1,034	1,375	256	1,631
Class R-4	490	-	490	597	122	719
Class R-5	1,850	-	1,850	2,573	455	3,028
Total	$93,210	$-	$93,210	$122,515	$23,936	$146,451

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares

 The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.450% on such assets in excess of $3 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2007, total investment advisory services fees waived by CRMC were $968,000. As a result, the fee shown on the accompanying financial statements of $9,679,000, which was equivalent to an annualized rate of 0.508%, was reduced to $8,711,000, or 0.457% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2007, the total administrative services fees paid by CRMC were $1,000 and $56,000, for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$3,423	$1,630	Not applicable	Not applicable	Not applicable
Class B	621	87	Not applicable	Not applicable	Not applicable
Class C	1,365	Included in administrative services	$205	$34	Not applicable
Class F	786		295	56	Not applicable
Class 529-A	67		34	6	$32
Class 529-B	42		4	2	4
Class 529-C	153		16	5	15
Class 529-E	9		2	-*	2
Class 529-F	-		3	1	3
Class R-1	21		2	3	Not applicable
Class R-2	171		32	117	Not applicable
Class R-3	116		33	26	Not applicable
Class R-4	24		14	3	Not applicable
Class R-5	Not applicable		33	2	Not applicable
Total	$6,798	$1,717	$673	$255	$56
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $28,000, shown on the accompanying financial statements, includes $19,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2007
Class A	$650,846	33,845	$56,260	2,931	$(184,332)	(9,619)	$522,774	27,157
Class B	18,934	990	2,159	113	(9,578)	(503)	11,515	600
Class C	89,385	4,697	4,871	256	(27,983)	(1,475)	66,273	3,478
Class F	219,254	11,448	13,159	689	(73,018)	(3,812)	159,395	8,325
Class 529-A	17,242	894	1,610	84	(3,021)	(157)	15,831	821
Class 529-B	1,485	78	157	8	(462)	(24)	1,180	62
Class 529-C	9,053	473	577	30	(1,694)	(88)	7,936	415
Class 529-E	771	40	83	4	(160)	(8)	694	36
Class 529-F	1,952	102	140	7	(301)	(15)	1,791	94
Class R-1	1,904	99	84	4	(359)	(19)	1,629	84
Class R-2	14,403	754	891	47	(5,550)	(291)	9,744	510
Class R-3	15,216	793	1,033	54	(4,694)	(245)	11,555	602
Class R-4	7,591	394	490	26	(1,623)	(84)	6,458	336
Class R-5	18,617	968	1,751	91	(7,146)	(373)	13,222	686
Total net increase
(decrease)	$1,066,653	55,575	$83,265	4,344	$(319,921)	(16,713)	$829,997	43,206

Year ended September 30, 2006
Class A	$743,379	39,755	$90,699	4,897	$(459,866)	(24,620)	$374,212	20,032
Class B	29,025	1,561	4,385	238	(23,017)	(1,239)	10,393	560
Class C	96,865	5,234	8,204	447	(62,384)	(3,374)	42,685	2,307
Class F	284,366	15,281	18,473	1,002	(130,069)	(6,997)	172,770	9,286
Class 529-A	22,520	1,203	2,229	120	(5,304)	(283)	19,445	1,040
Class 529-B	1,946	104	292	16	(926)	(50)	1,312	70
Class 529-C	10,444	561	907	49	(3,712)	(200)	7,639	410
Class 529-E	1,329	71	126	7	(476)	(26)	979	52
Class 529-F	1,847	99	183	10	(481)	(26)	1,549	83
Class R-1	2,400	129	111	6	(1,292)	(70)	1,219	65
Class R-2	23,340	1,255	1,331	72	(9,680)	(521)	14,991	806
Class R-3	25,926	1,389	1,631	88	(29,417)	(1,567)	(1,860)	(90)
Class R-4	11,358	606	719	39	(5,454)	(292)	6,623	353
Class R-5	20,371	1,091	2,782	150	(22,445)	(1,197)	708	44
Total net increase
(decrease)	$1,275,116	68,339	$132,072	7,141	$(754,523)	(40,462)	$652,665	35,018

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2007, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at March 31, 2007

Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation )

Purchases:

Canadian dollars
expiring 4/16 to 6/13/2007	C$80286	68,649	69,715	1,066

Swiss francs
expiring 5/7 to 6/18/2007	CHF67,371	55,547	55,860	313

Euros
expiring 4/12 to 6/19/2007	€179,750	235,942	240,855	4,913

Japanese yen
expiring 5/2 to 6/5/2007	¥20,016,370	168,068	171,201	3,133

Norwegian kroner
expiring 4/11/2007	NKr61403	9,856	10,126	270

		538,062	547,757	9,695
Sales:

Australian dollars
expiring 4/26 to 5/14/2007	A$24,404	18,924	19,756	(832)

British pounds
expiring 5/8 to 11/1/2007	£24,626	48,295	48,460	(165)

Euros
expiring 4/12 to 6/29/2007	€170,497	224,534	228,526	(3,992)

Japanese yen
expiring 5/31/2007	¥2,807,448	23,941	24,061	(120)

		315,694	320,803	(5,109)

Forward currency contracts - net				$4,586

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,835,199,000 and $1,112,679,000, respectively, during the six months ended March 31, 2007

Financial highlights(1)

			Income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets	(4)
Class A:
Six months ended 3/31/2007	(5)	$18.93	$.40	$.57	$.97	$(.48)	-	$(.48)	$19.42	5.12%	$2,831			.99%	(6)	.94%	(6)	4.21%	(6)
Year ended 9/30/2006		19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246			.96		.91		4.19
Year ended 9/30/2005		19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907			.98		.93		3.76
Year ended 9/30/2004		18.37	.69	.74	1.43	(.78)	-	(.78)	19.02	7.96	1,166			1.03		1.02		3.74
Year ended 9/30/2003		15.60	.72	2.55	3.27	(.50)	-	(.50)	18.37	21.34	827			1.09		1.04		4.22
Year ended 9/30/2002		14.63	.80	.49	1.29	(.32)	-	(.32)	15.60	8.97	517			1.16		1.08		5.38
Class B:
Six months ended 3/31/2007	(5)	18.79	.33	.56	.89	(.37)	-	(.37)	19.31	4.78	134			1.72	(6)	1.67	(6)	3.48	(6)
Year ended 9/30/2006		19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119			1.74		1.68		3.41
Year ended 9/30/2005		18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111			1.74		1.70		2.99
Year ended 9/30/2004		18.27	.55	.73	1.28	(.65)	-	(.65)	18.90	7.12	78			1.77		1.77		3.00
Year ended 9/30/2003		15.52	.58	2.55	3.13	(.38)	-	(.38)	18.27	20.41	56			1.86		1.81		3.40
Year ended 9/30/2002		14.59	.70	.47	1.17	(.24)	-	(.24)	15.52	8.10	18			1.92		1.84		4.65
Class C:
Six months ended 3/31/2007	(5)	18.71	.33	.56	.89	(.37)	-	(.37)	19.23	4.75	316			1.76	(6)	1.71	(6)	3.44	(6)
Year ended 9/30/2006		19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243			1.78		1.72		3.38
Year ended 9/30/2005		18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204			1.78		1.74		2.96
Year ended 9/30/2004		18.22	.54	.73	1.27	(.65)	-	(.65)	18.84	7.11	110			1.82		1.82		2.95
Year ended 9/30/2003		15.48	.57	2.54	3.11	(.37)	-	(.37)	18.22	20.33	47			1.92		1.87		3.32
Year ended 9/30/2002		14.54	.69	.47	1.16	(.22)	-	(.22)	15.48	8.10	11			1.98		1.90		4.60
Class F:
Six months ended 3/31/2007	(5)	18.85	.41	.56	.97	(.49)	-	(.49)	19.33	5.18	730			.94	(6)	.89	(6)	4.27	(6)
Year ended 9/30/2006		19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555			.95		.89		4.22
Year ended 9/30/2005		18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388			.99		.95		3.75
Year ended 9/30/2004		18.31	.69	.73	1.42	(.78)	-	(.78)	18.95	7.94	186			1.05		1.04		3.73
Year ended 9/30/2003		15.55	.71	2.54	3.25	(.49)	-	(.49)	18.31	21.27	59			1.16		1.11		4.09
Year ended 9/30/2002		14.59	.80	.47	1.27	(.31)	-	(.31)	15.55	8.87	15			1.24		1.16		5.34
Class 529-A:
Six months ended 3/31/2007	(5)	18.97	.40	.57	.97	(.48)	-	(.48)	19.46	5.15	75			1.01	(6)	.96	(6)	4.19	(6)
Year ended 9/30/2006		19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57			.99		.94		4.18
Year ended 9/30/2005		19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39			1.02		.97		3.72
Year ended 9/30/2004		18.41	.69	.74	1.43	(.77)	-	(.77)	19.07	7.89	21			1.07		1.06		3.71
Year ended 9/30/2003		15.63	.72	2.56	3.28	(.50)	-	(.50)	18.41	21.35	9			1.07		1.02		4.16
Period from 2/15/2002 to 9/30/2002		14.48	.50	.81	1.31	(.16)	-	(.16)	15.63	9.08	2			1.33	(6)	1.25	(6)	5.26	(6)
Class 529-B:
Six months ended 3/31/2007	(5)	18.84	.32	.57	.89	(.36)	-	(.36)	19.37	4.74	9			1.83	(6)	1.77	(6)	3.37	(6)
Year ended 9/30/2006		19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8			1.86		1.81		3.29
Year ended 9/30/2005		18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7			1.90		1.86		2.83
Year ended 9/30/2004		18.32	.52	.73	1.25	(.62)	-	(.62)	18.95	6.95	4			1.96		1.95		2.81
Year ended 9/30/2003		15.56	.55	2.56	3.11	(.35)	-	(.35)	18.32	20.22	2			2.04		1.99		3.19
Period from 2/25/2002 to 9/30/2002		14.42	.41	.85	1.26	(.12)	-	(.12)	15.56	8.80	-		(7)	2.08	(6)	2.00	(6)	4.51	(6)
Class 529-C:
Six months ended 3/31/2007	(5)	18.83	.32	.56	.88	(.36)	-	(.36)	19.35	4.72	36			1.82	(6)	1.77	(6)	3.38	(6)
Year ended 9/30/2006		19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27			1.84		1.79		3.32
Year ended 9/30/2005		18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19			1.88		1.84		2.85
Year ended 9/30/2004		18.32	.52	.73	1.25	(.63)	-	(.63)	18.94	6.94	11			1.94		1.93		2.84
Year ended 9/30/2003		15.56	.56	2.55	3.11	(.35)	-	(.35)	18.32	20.24	5			2.02		1.97		3.22
Period from 2/28/2002 to 9/30/2002		14.43	.41	.85	1.26	(.13)	-	(.13)	15.56	8.76	1			2.07	(6)	1.99	(6)	4.53	(6)
Class 529-E:
Six months ended 3/31/2007	(5)	18.88	.37	.56	.93	(.43)	-	(.43)	19.38	4.99	4			1.31	(6)	1.26	(6)	3.89	(6)
Year ended 9/30/2006		19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3			1.32		1.27		3.84
Year ended 9/30/2005		18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2			1.36		1.31		3.39
Year ended 9/30/2004		18.35	.62	.73	1.35	(.71)	-	(.71)	18.99	7.53	1			1.41		1.40		3.36
Year ended 9/30/2003		15.59	.65	2.55	3.20	(.44)	-	(.44)	18.35	20.84	1			1.48		1.43		3.71
Period from 5/16/2002 to 9/30/2002		14.81	.29	.56	.85	(.07)	-	(.07)	15.59	5.77	-		(7)	.62		.54		1.92
Class 529-F:
Six months ended 3/31/2007	(5)	18.90	.42	.56	.98	(.50)	-	(.50)	19.38	5.21	7			.81	(6)	.76	(6)	4.40	(6)
Year ended 9/30/2006		19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4			.82		.77		4.35
Year ended 9/30/2005		18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3			.99		.95		3.75
Year ended 9/30/2004		18.36	.67	.72	1.39	(.77)	-	(.77)	18.98	7.72	2			1.16		1.15		3.62
Year ended 9/30/2003		15.60	.69	2.56	3.25	(.49)	-	(.49)	18.36	21.19	-		(7)	1.23		1.18		3.94
Period from 9/17/2002 to 9/30/2002		15.48	.03	.09	.12	-	-	-	15.60	.77	-		(7)	.08		-	(8)	.20

Class R-1:
Six months ended 3/31/2007	(5)	$18.82	$.33	$.57	$.90	$(.38)	-	$(.38)	$19.34	4.77%	$5			1.80%	(6)	1.70%	(6)	3.46%	(6)
Year ended 9/30/2006		19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3			1.83		1.71		3.40
Year ended 9/30/2005		18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2			1.85		1.73		2.97
Year ended 9/30/2004		18.32	.55	.74	1.29	(.65)	-	(.65)	18.96	7.14	1			1.95		1.82		2.94
Year ended 9/30/2003		15.57	.58	2.54	3.12	(.37)	-	(.37)	18.32	20.33	1			2.15		1.86		3.32
Period from 6/28/2002 to 9/30/2002		15.32	.18	.07	.25	-	-	-	15.57	1.63	-		(7)	.62		.47		1.17
Class R-2:
Six months ended 3/31/2007	(5)	18.81	.33	.56	.89	(.37)	-	(.37)	19.33	4.74	52			1.98	(6)	1.68	(6)	3.47	(6)
Year ended 9/30/2006		19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41			2.18		1.70		3.42
Year ended 9/30/2005		18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26			2.23		1.71		2.99
Year ended 9/30/2004		18.32	.55	.74	1.29	(.67)	-	(.67)	18.94	7.18	11			2.51		1.78		2.99
Year ended 9/30/2003		15.57	.58	2.55	3.13	(.38)	-	(.38)	18.32	20.38	3			2.91		1.81		3.29
Period from 7/9/2002 to 9/30/2002		15.34	.17	.06	.23	-	-	-	15.57	1.50	-		(7)	1.79		.42		1.08
Class R-3:
Six months ended 3/31/2007	(5)	18.90	.37	.57	.94	(.43)	-	(.43)	19.41	4.96	53			1.33	(6)	1.28	(6)	3.88	(6)
Year ended 9/30/2006		19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41			1.32		1.27		3.82
Year ended 9/30/2005		18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43			1.36		1.32		3.37
Year ended 9/30/2004		18.32	.63	.75	1.38	(.71)	-	(.71)	18.99	7.59	8			1.42		1.40		3.38
Year ended 9/30/2003		15.59	.64	2.53	3.17	(.44)	-	(.44)	18.32	20.81	2			1.73		1.43		3.68
Period from 7/16/2002 to 9/30/2002		15.50	.16	(.07)	.09	-	-	-	15.59	.58	-		(7)	.64		.32		1.02
Class R-4:
Six months ended 3/31/2007	(5)	18.92	.40	.57	.97	(.48)	-	(.48)	19.41	5.11	24			1.00	(6)	.94	(6)	4.22	(6)
Year ended 9/30/2006		19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17			.99		.94		4.17
Year ended 9/30/2005		19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11			.98		.94		3.77
Year ended 9/30/2004		18.40	.69	.73	1.42	(.79)	-	(.79)	19.03	7.91	4			1.11		1.05		3.72
Year ended 9/30/2003		15.63	.70	2.57	3.27	(.50)	-	(.50)	18.40	21.34	-		(7)	2.70		1.08		3.94
Period from 8/15/2002 to 9/30/2002		15.28	.20	.15	.35	-	-	-	15.63	2.29	-		(7)	35.55		-	(8)	1.32
Class R-5:
Six months ended 3/31/2007	(5)	18.95	.43	.56	.99	(.52)	-	(.52)	19.42	5.29	77			.68	(6)	.63	(6)	4.53	(6)
Year ended 9/30/2006		19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62			.69		.64		4.46
Year ended 9/30/2005		19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63			.69		.65		4.04
Year ended 9/30/2004		18.38	.75	.74	1.49	(.83)	-	(.83)	19.04	8.32	32			.73		.72		4.04
Year ended 9/30/2003		15.62	.77	2.54	3.31	(.55)	-	(.55)	18.38	21.60	25			.81		.76		4.49
Period from 5/15/2002 to 9/30/2002		14.79	.34	.58	.92	(.09)	-	(.09)	15.62	6.20	13			.37		.29		2.17

	Six months ended March 31,	Year ended September 30
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	32%	91%	72%	79%	83%	48%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than .01%.

See Notes to Financial Statements

Expense example
        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006, through March 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2006	Ending account value 3/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,051.25	$4.81	.94%
Class A -- assumed 5% return	1,000.00	1,020.24	4.73	.94
Class B -- actual return	1,000.00	1,047.78	8.53	1.67
Class B -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class C -- actual return	1,000.00	1,047.45	8.73	1.71
Class C -- assumed 5% return	1,000.00	1,016.40	8.60	1.71
Class F -- actual return	1,000.00	1,051.78	4.55	.89
Class F -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-A -- actual return	1,000.00	1,051.50	4.91	.96
Class 529-A -- assumed 5% return	1,000.00	1,020.14	4.84	.96
Class 529-B -- actual return	1,000.00	1,047.41	9.03	1.77
Class 529-B -- assumed 5% return	1,000.00	1,016.11	8.90	1.77
Class 529-C -- actual return	1,000.00	1,047.16	9.03	1.77
Class 529-C -- assumed 5% return	1,000.00	1,016.11	8.90	1.77
Class 529-E -- actual return	1,000.00	1,049.85	6.44	1.26
Class 529-E -- assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class 529-F -- actual return	1,000.00	1,052.10	3.89	.76
Class 529-F -- assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-1 -- actual return	1,000.00	1,047.69	8.68	1.70
Class R-1 -- assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class R-2 -- actual return	1,000.00	1,047.36	8.58	1.68
Class R-2 -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class R-3 -- actual return	1,000.00	1,049.56	6.54	1.28
Class R-3 -- assumed 5% return	1,000.00	1,018.55	6.44	1.28
Class R-4 -- actual return	1,000.00	1,051.13	4.81	.94
Class R-4 -- assumed 5% return	1,000.00	1,020.24	4.73	.94
Class R-5 -- actual return	1,000.00	1,052.91	3.22	.63
Class R-5 -- assumed 5% return	1,000.00	1,021.79	3.18	.63

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

[logo - American Funds®]

The right choice for the long term®

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2007, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-931-0507P

Litho in USA WG/L/8098-S7471

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

Capital World Bond Fund®
Investment portfolio

March 31, 2007
unaudited

Bonds & notes — 90.56%	Principal amount (000)		Market value (000)

EUROS — 19.40%
German Government 5.25% 2008		€12,400	$	US16,727
German Government 4.50% 2009		660		892
German Government 5.25% 2011		25,525		35,563
German Government 5.00% 2012		35,300		49,340
German Government 3.75% 2013		27,750		36,549
German Government 4.50% 2013		31,825		43,573
German Government 4.25% 2014		28,420		38,501
German Government 4.00% 2016		37,650		50,165
German Government 1.50% 2016[1]		1,518		1,928
German Government 6.25% 2024		42,300		70,220
German Government 6.25% 2030		8,875		15,243
German Government 5.50% 2031		1,500		2,368
German Government 4.00% 2037		10,000		12,839
French Government O.A.T. 5.50% 2007		11,960		16,008
French Government O.A.T. 5.25% 2008		350		474
French Government O.A.T. 3.00% 2009[1]		430		588
French Government O.A.T. 5.00% 2011		10,550		14,669
French Government O.A.T. 3.00% 2012[1]		440		625
French Government O.A.T. 1.00% 2017[1]		342		414
French Government O.A.T. Strip Principal 0% 2019		7,500		6,009
French Government O.A.T. 3.40% 2029[1]		631		1,043
French Government O.A.T. 4.75% 2035		14,425		20,714
French Government O.A.T. 1.80% 2040[1]		1,232		1,582
French Government O.A.T. 4.00% 2055		4,700		5,960
Belgium (Kingdom of) 4.25% 2014		20,520		27,746
General Motors Corp. 7.25% 2013		8,085		10,434
General Motors Corp. 8.375% 2033		13,500		17,102
Spanish Government 4.25% 2007		16,360		21,904
Spanish Government 3.25% 2010		1,800		2,350
Spanish Government 6.15% 2013		1,500		2,219
Veolia Environnement 4.875% 2013		4,675		6,345
Veolia Environnement 6.125% 2033		7,915		11,718
Bayerische Vereinsbank 5.50% 2008[2]		750		1,014
Bayerische Hypo- und Vereinsbank AG 6.625% 2010		2,000		2,866
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		2,380		3,461
UniCredito Italiano SpA 3.95% 2016		7,500		9,452
UniCredito Italiano SpA 4.50% 2019[3]		750		1,002
Netherlands Government Eurobond 5.25% 2008		8,215		11,145
Netherlands Government Eurobond 5.50% 2010		2,030		2,835
Netherlands Government Eurobond 7.50% 2023		1,500		2,755
Gaz Capital SA 5.875% 2015		3,250		4,507
Gaz Capital SA 5.875% 2015		7,500		10,402
Banque Centrale de Tunisie 4.75% 2011		4,500		6,071
Banque Centrale de Tunisie 4.75% 2011		4,750		6,408
Banque Centrale de Tunisie 6.25% 2013		1,350		1,957
Rodamco Europe Finance BV 3.75% 2012		10,830		13,903
NGG Finance PLC 6.125% 2011		2,000		2,843
National Grid PLC 4.375% 2020		8,680		10,997
Telecom Italia SpA 6.25% 2012		5,010		7,117
Telecom Italia SpA 7.75% 2033		3,930		6,362
Italian Government BTPS Eurobond 1.745% 2008[1]		2,781		3,459
Italian Government BTPS Eurobond 3.75% 2016		7,050		9,094
Metro Finance BV 4.625% 2011		8,230		11,037
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		7,710		9,864
Resona Bank, Ltd. 3.75% 2015[3]		2,490		3,259
Resona Bank, Ltd. 4.125% (undated)[3]		4,935		6,408
Ireland (Republic of) Eurobond 5.00% 2013		6,320		8,878
Hellenic Republic 8.80% 2007		5,047		6,814
Hellenic Republic 8.60% 2008		690		961
Santander Perpetual, SA 4.375% (undated)		5,840		7,645
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]		2,345		3,131
Sumitomo Mitsui Banking Corp. 4.375% (undated)[3]		3,400		4,378
Shinsei Bank, Ltd. 3.75% 2016[3]		4,000		5,186
Shinsei Bank, Ltd. 3.75% 2016[3]		1,790		2,321
PLD International Finance LLC 4.375% 2011		5,200		6,889
ING Bank NV 6.00% 2007		2,000		2,689
ING Bank NV 5.50% 2012		2,000		2,807
ING Verzekeringen NV 6.25% 2021[3]		750		1,071
General Motors Acceptance Corp. 5.375% 2011		4,810		6,320
Saint-Gobain Nederland BV 5.00% 2010		2,500		3,396
Saint-Gobain Nederland BV 5.00% 2014		1,925		2,629
Deutsche Telekom International Finance BV 7.50% 2007[3]		750		1,008
Deutsche Telekom International Finance BV 8.125% 2012[3]		3,160		4,908
Tesco PLC 4.75% 2010		3,925		5,318
Ford Motor Credit Co. 4.875% 2007		3,705		4,954
Telekom Austria AG 3.375% 2010		3,800		4,952
BNP Paribas 5.25% 2014[3]		3,250		4,417
TeliaSonera AB 4.125% 2015		3,425		4,363
HBOS PLC 6.05% (undated)[3]		3,000		4,259
Fortum Oyj 4.625% 2010		1,590		2,143
Fortum Oyj 5.00% 2013		1,500		2,066
DaimlerChrysler International Finance BV 7.00% 2011		2,825		4,108
Rheinische Hypothekenbank Eurobond 4.25% 2008[2]		3,000		4,021
Governor and Co. of the Bank of Ireland 6.45% 2010		2,665		3,764
Kingfisher PLC 4.50% 2010		2,600		3,449
Anglian Water Services Financing PLC 4.625% 2013		2,250		3,037
Bulgaria (Republic of) 7.50% 2013		1,638		2,538
Bulgaria (Republic of) 7.50% 2013		250		387
Société Générale 5.625% 2012		1,940		2,743
Merrill Lynch & Co., Inc. 4.625% 2018		2,000		2,587
International Endesa BV 5.375% 2013		1,750		2,448
Royal Bank of Scotland PLC 4.875% 2009		750		1,016
Royal Bank of Scotland PLC 6.00% 2013		960		1,395
Deutsche Bank AG 5.125% 2013		1,700		2,353
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009		1,500		2,172
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[3]		1,500		2,020
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013		1,500		1,974
Dexia Municipal Agency 3.50% 2009[2]		1,428		1,882
Stora Enso Oyj 5.125% 2014		1,000		1,360
E.ON International Finance BV 5.75% 2009		750		1,033
Edison SpA 5.125% 2010		750		1,028
Red Eléctrica de España Finance BV 4.75% 2013		750		1,024
AEGON NV 4.625% 2008		750		1,007
Bank of America Corp. 3.625% 2008		750		998
Iesy Repository GmbH 10.125% 2015		500		738
France Télécom 6.75% 2008[3]		530		725
Finland (Republic of) 5.75% 2011		500		709
RWE Finance BV 6.125% 2012		250		363
WDAC Intermediate Corp. 8.50% 2014		125		180
				844,592

JAPANESE YEN — 7.46%
Japanese Government 1.80% 2008		¥ 550,000		4,740
Japanese Government 0.90% 2008		7,086,800		60,385
Japanese Government 1.80% 2010		7,325,000		63,781
Japanese Government 1.30% 2011		3,171,000		27,199
Japanese Government 0.50% 2013		500,000		4,044
Japanese Government 1.50% 2014		14,691,500		125,388
Japanese Government 1.70% 2016		1,115,800		9,581
Japanese Government 2.30% 2035		3,377,800		28,569
KfW International Finance Inc. 1.75% 2010		100,000		871
				324,558

BRITISH POUNDS — 5.11%
United Kingdom 7.25% 2007		£ 1,250		2,489
United Kingdom 5.75% 2009		1,750		3,477
United Kingdom 4.75% 2010		7,740		14,977
United Kingdom 5.00% 2012		7,500		14,634
United Kingdom 5.00% 2014		15,000		29,394
United Kingdom 4.75% 2015		14,400		27,832
United Kingdom 8.00% 2015		600		1,426
United Kingdom 4.00% 2016		3,760		6,876
United Kingdom 2.50% 2016[1]		431		884
United Kingdom 4.75% 2020		28,570		55,845
United Kingdom 6.00% 2028		2,850		6,660
United Kingdom 4.25% 2036		455		871
United Kingdom 4.75% 2038		5,480		11,447
United Kingdom 4.25% 2055		550		1,095
Abbey National PLC 7.50% (undated)[3]		4,510		9,754
Abbey National PLC 7.50% (undated)[3]		2,425		5,000
Commerzbank AG 6.625% 2019		3,000		6,334
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		2,485		4,737
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,4]		2,400		4,607
Tesco PLC 5.50% 2033		2,140		4,274
Kingfisher PLC 5.625% 2014		1,650		3,077
Standard Chartered Bank 5.375% (undated)[3]		1,100		2,040
Halifax Building Society 11.00% 2014		650		1,650
General Electric Capital Corp. 5.625% 2031		750		1,567
UPM-Kymmene Corp. 6.625% 2017		750		1,512
				222,459

SWEDISH KRONOR — 4.74%
Swedish Government 5.00% 2009		SKr263,210	$	US 38,538
Swedish Government 5.25% 2011		371,250		55,800
Swedish Government 5.50% 2012		64,000		9,873
Swedish Government 6.75% 2014		539,425		90,605
Swedish Government 5.00% 2020		14,250		2,281
AB Spintab 6.00% 2009		62,800		9,348
				206,445

ISRAELI SHEKELS — 2.99%
Israeli Government 7.50% 2014		ILS338,957		92,297
Israeli Government 6.50% 2016		145,020		37,880
				130,177

SINGAPORE DOLLARS — 2.68%
Singapore (Republic of) 3.125% 2011		S$101,450		68,101
Singapore (Republic of) 3.75% 2016		68,450		48,391
				116,492

EGYPTIAN POUNDS — 2.07%
Egypt (Arab Republic of) Treasury Bill 0% 2007		EGP 10,000		1,756
Egypt (Arab Republic of) Treasury Bill 0% 2007		8,625		1,510
Egypt (Arab Republic of) Treasury Bill 0% 2007		9,025		1,575
Egypt (Arab Republic of) Treasury Bill 0% 2007		17,600		3,067
Egypt (Arab Republic of) Treasury Bill 0% 2007		12,350		2,118
Egypt (Arab Republic of) Treasury Bill 0% 2007		245,775		40,896
Egypt (Arab Republic of) Treasury Bill 0% 2008		9,650		1,590
Egypt (Arab Republic of) Treasury Bill 0% 2008		16,775		2,749
Egypt (Arab Republic of) Treasury Bill 0% 2008		35,075		5,740
Egypt (Arab Republic of) Treasury Bill 0% 2008		19,000		3,104
Egypt (Arab Republic of) Treasury Bill 0% 2008		21,450		3,487
Egypt (Arab Republic of) Treasury Bill 0% 2008		11,750		1,899
Egypt (Arab Republic of) Treasury Bill 0% 2008		9,225		1,489
Egypt (Arab Republic of) 9.10% 2010		1,955		340
Egypt (Arab Republic of) 11.50% 2011		5,865		1,101
Egypt (Arab Republic of) 9.10% 2012		82,870		14,192
Egypt (Arab Republic of) 11.625% 2014		18,160		3,477
				90,090

MEXICAN PESOS — 1.97%
United Mexican States Government, Series MI10, 9.50% 2014		MXN378,100		38,139
United Mexican States Government, Series M20, 8.00% 2023		25,000		2,347
United Mexican States Government, Series M20, 10.00% 2024		360,900		40,260
United Mexican States Government, Series M30, 10.00% 2036		30,000		3,472
América Móvil SA de CV 8.46% 2036		15,000		1,378
				85,596

NEW TURKISH LIRE — 1.60%
Turkey (Republic of) Treasury Bill 0% 2008		TRY19,340		10,997
Turkey (Republic of) 15.00% 2010		34,112		22,625
Turkey (Republic of) 14.00% 2011		40,460		25,952
Turkey (Republic of) 10.00% 2012[1]		13,530		9,814
				69,388

HUNGARIAN FORINT — 1.48%
Hungarian Government 6.00% 2011		HUF6,172,440		31,783
Hungarian Government 7.25% 2012		6,036,670		32,725
				64,508

SOUTH KOREAN WON — 1.47%
Korean Government 4.50% 2008		KRW 9,885,000	$	US10,461
Korean Government 5.00% 2011		6,696,560		7,169
Korean Government 4.25% 2014		27,208,900		27,809
Korean Government 5.25% 2015		17,161,410		18,684
				64,123

POLISH ZLOTY — 1.23%
Polish Government 5.75% 2010		PLN67,150		23,865
Polish Government 6.00% 2010		60,500		21,691
Polish Government 4.25% 2011		12,886		4,340
Polish Government 5.00% 2013		10,690		3,676
				53,572

NORWEGIAN KRONER — 1.09%
Norwegian Government 6.50% 2013		NKr262,475		47,561

ARGENTINE PESOS — 1.08%
Argentina (Republic of) 5.83% 2033[1,2,5]		ARS113,209		37,754
Argentina (Republic of) GDP-Linked 2035		113,975		4,395
Argentina (Republic of) 0.63% 2038[1,2]		34,892		4,879
				47,028

MALAYSIAN RINGGIT — 1.06%
Malaysia 3.90% 2010		MYR23,120		6,777
Malaysia 3.756% 2011		34,800		10,179
Malaysia 3.718% 2012		68,060		19,919
Malaysia 4.262% 2016		30,750		9,434
				46,309

INDONESIAN RUPIAH — 1.04%
Indonesia (Republic of) 12.25% 2007		IDR 12,420,000		1,378
Indonesia (Republic of) 10.00% 2011		4,000,000		453
Indonesia (Republic of) 12.50% 2013		234,183,000		29,267
Indonesia (Republic of) 11.00% 2014		35,000,000		4,135
Indonesia (Republic of) 11.00% 2020		37,975,000		4,357
Indonesia (Republic of) 12.80% 2021		26,065,000		3,363
Indonesia (Republic of) 12.90% 2022		15,705,000		2,039
Indonesia (Republic of) 11.00% 2025		1,258,000		144
				45,136

BRAZILIAN REAIS — 0.75%
Brazilian Treasury Bill 6.00% 2010[1]		BRL 9,100		6,875
Brazil (Federal Republic of) 10.00% 2014		31		13,849
Brazil (Federal Republic of) 10.00% 2017		11		4,651
Brazil (Federal Republic of) Global 12.50% 2022		3,500		1,991
Brazil (Federal Republic of) Global 10.25% 2028		11,120		5,395
				32,761

COLOMBIAN PESOS — 0.68%
Colombia (Republic of) Global 11.75% 2010		COP17,638,000		8,526
Colombia (Republic of) Global 12.00% 2015		39,839,000		21,131
				29,657

AUSTRALIAN DOLLARS — 0.48%
Queensland Treasury Corp. 6.00% 2015		A$16,050		12,885
New South Wales Treasury Corp. 5.50% 2014		10,250		7,951
				20,836

CANADIAN DOLLARS — 0.44%
Canadian Government 7.25% 2007		C$ 1,000	$	US 872
Canadian Government 5.50% 2010		13,755		12,458
Canadian Government 5.25% 2012		2,000		1,833
Canadian Government 5.75% 2029		2,250		2,380
Manitoba Telecom Services Inc., Series 4, 5.85% 2009		1,000		887
Thompson Corp. 6.50% 2007		825		720
				19,150

DANISH KRONER — 0.30%
Nykredit 4.00% 2035[2]		DKr78,218		12,900

URUGUAYAN PESOS — 0.15%
Uruguay (Republic of) 4.25% 2027[1]		UYU156,810		6,680

DOMINICAN PESOS — 0.09%
Cerveceria Nacional Dominicana DOP-Linked 16.00% 2012		DOP120,750		4,088

U.S. DOLLARS — 31.2%
U.S. Treasury 3.125% 2007[6]	$	US13,340		13,310
U.S. Treasury 4.75% 2008[6]		6,900		6,903
U.S. Treasury 3.375% 2008[6]		39,500		38,682
U.S. Treasury 5.625% 2008[6]		12,000		12,098
U.S. Treasury 3.875% 2009[1,6]		2,715		2,815
U.S. Treasury 5.75% 2010[6]		4,000		4,151
U.S. Treasury 4.50% 2011[6]		13,680		13,663
U.S. Treasury 2.375% 2011[1,6]		4,089		4,145
U.S. Treasury 3.625% 2013[6]		7,400		7,042
U.S. Treasury 3.875% 2013[6]		6,750		6,521
U.S. Treasury Principal Strip 0% 2014[6]		19,000		13,893
U.S. Treasury 4.00% 2014[6]		18,910		18,245
U.S. Treasury 4.25% 2014[6]		24,500		23,956
U.S. Treasury 2.00% 2014[1,6]		3,702		3,671
U.S. Treasury 4.50% 2016[6]		7,300		7,228
U.S. Treasury 7.50% 2016[6]		15,600		18,964
U.S. Treasury 8.875% 2017[6]		4,250		5,684
U.S. Treasury 2.375% 2017[1,6]		1,465		1,489
U.S. Treasury 8.50% 2020[6]		36,125		48,678
U.S. Treasury 7.875% 2021[6]		3,000		3,896
U.S. Treasury 8.00% 2021[6]		4,590		6,066
U.S. Treasury 2.375% 2025[1,6]		1,707		1,721
U.S. Treasury 6.50% 2026[6]		34,350		41,102
U.S. Treasury 5.25% 2029[6]		3,725		3,890
U.S. Treasury 3.375% 2032[1,6]		1,471		1,796
U.S. Treasury 4.50% 2036[6]		68,235		64,344
Fannie Mae 4.25% 2007		11,835		11,798
Fannie Mae 4.75% 2007		24,380		24,331
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[2]		3,000		2,922
Fannie Mae 5.00% 2017[2]		1,914		1,891
Fannie Mae 5.00% 2019[2,6]		471		464
Fannie Mae, Series 2001-4, Class GA, 10.255% 2025[2,3]		31		35
Fannie Mae 6.00% 2026[2]		1,450		1,466
Fannie Mae 5.50% 2034[2]		1,102		1,092
Fannie Mae 4.50% 2035[2]		2,476		2,327
Fannie Mae 5.00% 2035[2,6]		6,373		6,163
Fannie Mae 5.00% 2035[2]		3,526		3,410
Fannie Mae 5.50% 2035[2,6]		7,900		7,836
Fannie Mae 6.00% 2036[2,6]		4,961		4,999
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]		1,794		1,835
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]		7,309		5,564
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2,6]		5,606		4,355
Fannie Mae 5.50% 2037[2]		998		988
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[2,6]		8,977		9,117
Open Joint Stock Co. Gazprom 9.125% 2007		3,250		3,272
Gaz Capital SA 6.51% 2022[4]		20,105		20,457
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[4]		2,000		2,575
Freddie Mac 5.00% 2035[2,6]		11,759		11,377
Freddie Mac 5.00% 2035[2]		3,660		3,540
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[2]		7,019		5,268
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]		7,383		5,522
Federal Home Loan Bank 4.625% 2007		10,835		10,812
Federal Home Loan Bank 5.25% 2008		9,390		9,391
Federal Home Loan Bank 5.625% 2016		1,875		1,930
Argentina (Republic of) 4.106% 2012[2,3]		9,800		6,982
Argentina (Republic of) 0% 2035		102,570		14,206
Skandinaviska Enskilda Banken 6.875% 2009		500		517
Skandinaviska Enskilda Banken AB 4.958% (undated)[3,4]		5,850		5,595
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,4]		11,000		10,720
Scottish Power PLC 5.375% 2015		12,700		12,594
Scottish Power PLC 5.81% 2025		3,725		3,669
Development Bank of Singapore Ltd. 7.875% 2010[4]		10,250		11,040
Development Bank of Singapore Ltd. 7.125% 2011[4]		3,800		4,076
Singapore Telecommunications Ltd. 6.375% 2011[4]		13,940		14,650
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]		12,980		13,121
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]		1,250		1,267
Standard Chartered PLC 6.409% (undated)[3,4]		14,500		14,327
TuranAlem Finance BV 8.00% 2014		2,600		2,593
TuranAlem Finance BV 8.50% 2015[4]		3,695		3,764
TuranAlem Finance BV 8.50% 2015		750		764
TuranAlem Finance BV 8.25% 2037[4]		6,650		6,684
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]		1,469		1,443
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]		4,725		4,567
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]		8,000		7,667
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023		12,500		13,116
UniCredito Italiano SpA 5.584% 2017[3,4]		3,930		3,987
HVB Funding Trust I 8.741% 2031[4]		7,100		9,094
Enersis SA 7.375% 2014		11,935		12,975
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[4]		1,000		1,287
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		8,500		10,944
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[3,4]		11,400		11,619
Resona Bank, Ltd. 5.85% (undated)[3,4]		11,315		11,279
State of Qatar 9.75% 2030		7,250		10,821
Washington Mutual Bank 5.65% 2014		4,750		4,732
Washington Mutual, Inc. 5.25% 2017		1,500		1,429
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[3,4]		3,000		2,949
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,4]		1,600		1,580
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[2,6]		10,734		10,428
Banco Mercantil del Norte 6.135% 2016[4]		4,325		4,380
Banco Mercantil del Norte 6.862% 2021[4]		4,600		4,714
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]		8,890		8,771
Vale Overseas Ltd. 6.875% 2036		8,000		8,301
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]		5,325		5,261
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]		3,000		2,974
SBC Communications Inc. 6.25% 2011		3,250		3,377
SBC Communications Inc. 5.625% 2016		1,500		1,507
SBC Communications Inc. 6.45% 2034		2,955		3,017
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,4]		10,878		7,842
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2,6]		8,000		7,540
Jamaican Government 9.00% 2015		280		309
Jamaican Government 9.25% 2025		2,000		2,300
Jamaican Government 8.00% 2039[2]		4,225		4,257
Nextel Communications, Inc., Series E, 6.875% 2013		2,660		2,728
Nextel Communications, Inc., Series D, 7.375% 2015		3,925		4,063
Russian Federation 5.00%/7.50% 2030[2,7]		5,690		6,472
Telecom Italia Capital SA, Series B, 5.25% 2013		6,550		6,359
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		4,065		4,228
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2012[2,3]		1,325		1,322
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		750		782
Indonesia (Republic of) 6.75% 2014[4]		1,250		1,306
Indonesia (Republic of) 6.875% 2017[4]		1,000		1,058
Indonesia (Republic of) 6.625% 2037[4]		4,000		3,950
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]		6,300		6,014
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[2,6]		5,750		5,536
ORIX Corp. 5.48% 2011		5,500		5,529
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[2]		5,376		5,402
Dominican Republic 9.50% 2011[2]		331		356
Dominican Republic 9.04% 2018[2,4]		2,459		2,848
Dominican Republic 9.04% 2018[2]		1,771		2,050
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015[2,6]		5,170		5,166
National Grid PLC 6.30% 2016		4,825		5,048
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[2,3,6]		5,000		5,018
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[2,6]		5,057		4,959
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[2]		5,000		4,917
Telefónica Emisiones, SAU 7.045% 2036		4,500		4,821
PNC Funding Corp., Series I, 6.517% (undated)[3,4]		2,600		2,683
PNC Funding Corp., Series II, 6.113% (undated)[3,4]		2,100		2,088
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015		1,050		1,133
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017		3,300		3,576
BBVA International SA Unipersonal 5.919% (undated)[3,4]		4,650		4,601
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]		4,500		4,500
CVS Corp. 5.298% 2027[2,4]		1,045		997
CVS Corp. 6.036% 2028[2,4]		3,393		3,442
Corporación Andina de Fomento 5.75% 2017		4,400		4,429
BNP Paribas 5.125% 2015[4]		4,395		4,350
American Tower Corp. 7.25% 2011		2,090		2,163
American Tower Corp. 7.125% 2012		1,595		1,651
American Tower Corp. 7.50% 2012		475		495
Edison Mission Energy 7.50% 2013		1,175		1,219
Midwest Generation, LLC, Series B, 8.56% 2016[2]		2,767		3,029
Stora Enso Oyj 6.404% 2016[4]		1,000		1,035
Stora Enso Oyj 7.25% 2036[4]		3,010		3,162
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2,3,6]		4,000		4,013
PSEG Energy Holdings Inc. 8.625% 2008		345		353
PSEG Power LLC 7.75% 2011		3,325		3,609
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[2,6]		4,020		3,940
Orascom Telecom 7.875% 2014[4]		3,980		3,940
Bulgaria (Republic of) 8.25% 2015		3,300		3,916
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[2,6]		4,000		3,882
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 2039[2,3]		3,770		3,861
Sonoco, Inc. 5.75% 2017		3,900		3,858
United Mexican States Government Global 6.375% 2013		1,675		1,770
United Mexican States Government Global 6.75% 2034		1,580		1,727
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[2,6]		3,869		3,759
Federated Retail Holdings, Inc. 5.90% 2016		1,640		1,637
Federated Retail Holdings, Inc. 6.375% 2037		2,080		2,028
Small Business Administration, Series 2003-20J, 4.92% 2023[2]		3,669		3,642
El Salvador (Republic of) 7.65% 2035[4]		3,130		3,584
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2]		3,602		3,530
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]		1,760		1,715
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]		700		687
Westfield Group 5.70% 2016[4]		1,000		1,014
Univision Communications Inc. 7.85% 2011		1,475		1,549
Univision Communications Inc. 9.75% 2015[4,5]		1,850		1,852
AES Corp. 8.75% 2013[4]		1,250		1,338
AES Panama SA 6.35% 2016[4]		2,000		1,998
France Télécom 7.75% 2011[3]		2,980		3,249
Simon Property Group, LP 6.35% 2012		1,300		1,369
Simon Property Group, LP 5.875% 2017		1,750		1,799
Deutsche Telekom International Finance BV 8.25% 2030[3]		2,550		3,168
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[2,6]		3,222		3,102
Hospitality Properties Trust 6.75% 2013		690		727
Hospitality Properties Trust 5.125% 2015		1,000		962
Hospitality Properties Trust 5.625% 2017[4]		1,390		1,372
Glen Meadow Pass Through Trust 6.505% 2067[3,4]		3,000		3,041
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.886% 2042[2,3]		3,000		2,989
Korea Development Bank 4.625% 2010		3,000		2,956
Canadian Natural Resources Ltd. 5.70% 2017		2,000		1,995
Canadian Natural Resources Ltd. 6.25% 2038		970		952
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]		2,275		2,491
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[4,7]		575		405
Kazkommerts International BV 8.50% 2013		1,750		1,859
Kazkommerts International BV 7.875% 2014[4]		500		511
Kazkommerts International BV 7.875% 2014		500		511
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[2]		2,890		2,861
Santander Issuances, SA Unipersonal 5.71% 2016[3,4]		2,100		2,104
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]		700		711
Tyson Foods, Inc. 6.85% 2016[3]		2,700		2,814
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]		184		195
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]		2,368		2,618
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.954% 2036[2,3]		2,795		2,809
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.818% 2035[2,3]		2,673		2,682
SUPERVALU INC., Term Loan B, 6.84% 2012[2,3]		249		249
Albertson’s, Inc. 8.00% 2031		2,300		2,356
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,4]		2,050		2,066
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,4]		475		480
Lafarge 6.15% 2011		2,450		2,529
Michaels Stores, Inc., Term Loan B, 8.125% 2013[2,3]		293		296
Michaels Stores, Inc. 10.00% 2014[4]		2,025		2,177
General Electric Co. 5.00% 2013[6]		1,000		994
General Electric Capital Corp., Series A, 6.75% 2032[6]		1,275		1,449
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2,3]		2,470		2,438
Triton PCS, Inc. 8.50% 2013		2,350		2,432
CNA Financial Corp. 6.50% 2016		2,270		2,355
American Cellular Corp., Series B, 10.00% 2011		165		176
Dobson Cellular Systems, Inc. 9.875% 2012		200		219
Dobson Communications Corp. 8.875% 2013		1,250		1,294
American Cellular Corp., Term Loan B, 7.35% 2014[2,3]		625		628
Merrill Lynch & Co., Inc. 6.11% 2037		2,360		2,296
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		2,190		2,267
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]		2,300		2,237
Viacom Inc. 6.25% 2016		1,500		1,523
Viacom Inc. 6.875% 2036		700		708
PETRONAS Capital Ltd. 7.00% 2012[4]		2,050		2,216
HCA Inc., Term Loan B, 8.114% 2013[2,3]		748		756
HCA Inc. 9.125% 2014[4]		150		161
HCA Inc. 9.25% 2016[4]		275		297
HCA Inc. 9.625% 2016[4,5]		925		1,001
Allied Waste North America, Inc., Series B, 5.75% 2011		650		637
Allied Waste North America, Inc., Series B, 6.125% 2014		275		269
Allied Waste North America, Inc., Series B, 7.375% 2014		1,280		1,306
Tenet Healthcare Corp. 6.375% 2011		1,425		1,340
Tenet Healthcare Corp. 7.375% 2013		825		770
Tenet Healthcare Corp. 9.25% 2015		100		100
Williams Companies, Inc. 7.36% 2010[3,4]		225		234
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011		100		105
Transcontinental Gas Pipe Line Corp. 6.40% 2016		75		78
Williams Partners LP 7.25% 2017[4]		375		398
Williams Companies, Inc. 7.875% 2021		275		304
Transcontinental Gas Pipe Line Corp. 7.25% 2026		575		625
Williams Companies, Inc. 8.75% 2032		390		451
Windstream Corp. 8.125% 2013		1,400		1,523
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		305		330
Windstream Corp. 8.625% 2016		300		330
General Motors Corp. 7.20% 2011		325		310
General Motors Corp. 7.125% 2013		1,995		1,870
American Media Operations, Inc., Series B, 10.25% 2009		1,905		1,810
American Media Operations, Inc. 8.875% 2011		380		347
Burlington Coat Factory Warehouse Corp. 11.125% 2014		2,100		2,153
ISA Capital do Brasil SA 8.80% 2017[4]		2,000		2,130
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[2,6]		2,191		2,129
HealthSouth Corp. 10.75% 2016[4]		1,930		2,109
Centex Corp. 4.75% 2008		525		522
Centex Corp. 5.25% 2015		1,735		1,586
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012		1,375		1,424
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		325		352
Sierra Pacific Resources 8.625% 2014		250		272
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,4,6]		2,086		2,010
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[2]		2,000		1,957
Chohung Bank 4.50% 2014[3,4]		2,000		1,956
Developers Diversified Realty Corp. 5.375% 2012		1,950		1,951
Centennial Communications Corp. 11.11% 2013[3]		710		751
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		840		911
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]		250		259
Rural Cellular Corp. 9.75% 2010		1,500		1,553
Rural Cellular Corp. 11.11% 2012[3]		350		366
Enterprise Products Operating LP, Series B, 5.00% 2015		2,000		1,912
Southern Natural Gas Co. 5.90% 2017[4]		1,900		1,909
Banque Centrale de Tunisie 7.375% 2012		1,750		1,908
Sanmina-SCI Corp. 8.125% 2016		1,985		1,876
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		1,265		1,271
Stone Container Corp. 8.375% 2012		205		207
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		400		390
J.C. Penney Co., Inc. 8.00% 2010		1,705		1,827
K. Hovnanian Enterprises, Inc. 6.00% 2010		1,000		945
K. Hovnanian Enterprises, Inc. 8.875% 2012		910		880
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[2,3]		570		572
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[2,3]		1,250		1,250
THL Buildco, Inc. 8.50% 2014		1,340		1,310
NTK Holdings Inc. 0%/10.75% 2014[7]		650		475
Yankee Acquisition 8.50% 2015[4]		875		890
Yankee Acquisition 9.75% 2017[4]		850		865
Uruguay (Republic of) 8.00% 2022[2]		1,500		1,710
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[2]		1,625		1,698
DRS Technologies, Inc. 6.875% 2013		1,190		1,208
DRS Technologies, Inc. 6.625% 2016		225		228
DRS Technologies, Inc. 7.625% 2018		250		261
Hughes Communications, Inc. 9.50% 2014		1,600		1,692
Gulfstream Natural Gas 6.19% 2025[4]		1,670		1,687
William Lyon Homes, Inc. 10.75% 2013		1,300		1,261
William Lyon Homes, Inc. 7.50% 2014		450		396
Qwest Capital Funding, Inc. 7.00% 2009		900		916
Qwest Capital Funding, Inc. 7.25% 2011		225		231
Qwest Communications International Inc., Series B, 7.50% 2014		250		259
U S WEST Communications, Inc. 6.875% 2033		250		243
Rouse Co. 6.75% 2013[4]		1,590		1,628
Alion Science and Technology 10.25% 2015[4]		1,565		1,620
SunGard Data Systems Inc. 9.125% 2013		1,500		1,616
Serena Software, Inc. 10.375% 2016		1,486		1,612
ARAMARK Corp., Term Loan B, 7.445% 2014[2,3]		1,086		1,089
ARAMARK Corp. 8.86% 2015[3,4]		75		77
ARAMARK Corp. 8.50% 2015[4]		425		444
Momentive Performance Materials Inc. 9.75% 2014[4]		1,550		1,604
R.H. Donnelley Inc. 10.875% 2012[4]		750		814
Dex Media, Inc., Series B, 8.00% 2013		750		789
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.655% 2035[2,3]		1,590		1,596
TNK-BP Finance SA 7.50% 2016[4]		1,500		1,586
Covalence Specialty Materials Corp. 10.25% 2016[4]		1,575		1,583
LBI Media, Inc. 10.125% 2012		1,500		1,583
UPM-Kymmene Corp. 5.625% 2014[4]		1,590		1,570
Pakistan (Republic of) 7.125% 2016[4]		1,500		1,545
ACE INA Holdings Inc. 5.875% 2014		1,510		1,544
Residential Capital Corp. 6.875% 2015		1,510		1,526
Stater Bros. Holdings Inc. 8.125% 2012		1,460		1,511
Goodyear Tire & Rubber Co. 8.625% 2011[4]		1,395		1,507
Fifth Third Capital Trust IV 6.50% 2067[3]		1,500		1,494
HBOS PLC 5.375% (undated)[3,4]		1,510		1,494
Colombia (Republic of) Global 10.375% 2033		484		703
Colombia (Republic of) Global 7.375% 2037		715		780
Goodman Global Holdings, Inc., Series B, 7.875% 2012		1,450		1,465
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]		1,411		1,464
Guatemala (Republic of) 10.25% 2011		990		1,161
Guatemala (Republic of) 9.25% 2013		260		302
Technical Olympic USA, Inc. 9.00% 2010		490		459
Technical Olympic USA, Inc. 7.50% 2011		510		384
Technical Olympic USA, Inc. 10.375% 2012		810		616
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013		1,141		1,242
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[2]		214		212
NXP BV and NXP Funding LLC 8.11% 2013[3,4]		350		362
NXP BV and NXP Funding LLC 7.875% 2014[4]		525		545
NXP BV and NXP Funding LLC 9.50% 2015[4]		525		545
Pogo Producing Co. 7.875% 2013		675		683
Pogo Producing Co. 6.625% 2015		50		49
Pogo Producing Co. 6.875% 2017		730		715
ING Groep NV 5.775% (undated)[3]		1,450		1,445
Ford Motor Credit Co. 7.375% 2011		625		615
Ford Motor Co. 6.50% 2018		1,021		819
Owens-Illinois, Inc. 7.35% 2008		525		530
Owens-Brockway Glass Container Inc. 7.75% 2011		865		897
AMC Entertainment Inc. 8.00% 2014		525		537
AMC Entertainment Inc., Series B, 11.00% 2016		775		886
Warner Chilcott Corp. 8.75% 2015		1,352		1,416
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		1,475		1,416
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[2]		1,375		1,389
Sensata Technologies BV 8.25% 2014[3]		1,370		1,368
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[2]		1,354		1,361
NRG Energy, Inc. 7.25% 2014		1,315		1,351
K&F Industries, Inc. 7.75% 2014		1,255		1,340
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		1,245		1,332
Tenneco Automotive Inc. 8.625% 2014		1,265		1,325
Seneca Gaming Corp. 7.25% 2012		1,300		1,315
Standard Aero Holdings, Inc. 8.25% 2014		1,205		1,298
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 2042[2,3]		1,250		1,255
Hanesbrands Inc. 8.735% 2014[3,4]		1,225		1,254
Concentra Operating Corp. 9.50% 2010		500		530
Concentra Operating Corp. 9.125% 2012		675		724
Accuride Corp. 8.50% 2015		1,195		1,210
Intelsat (Bermuda), Ltd. 8.25% 2013		540		566
Intelsat Corp. 9.00% 2016[4]		575		636
Hawker Beechcraft 8.50% 2015[4]		225		234
Hawker Beechcraft 8.90% 2015[4,5]		775		803
Hawker Beechcraft 9.80% 2017[4]		150		157
Hawaiian Telcom Communications, Inc. 9.75% 2013		1,060		1,102
Hawaiian Telcom Communications, Inc. 10.889% 2013[3]		90		92
Building Materials Corp. of America 7.75% 2014		1,205		1,190
Celestica Inc. 7.875% 2011		225		219
Celestica Inc. 7.625% 2013		1,020		959
Education Management LLC and Education Management Finance Corp. 10.25% 2016		1,070		1,166
Neiman Marcus Group, Inc. 9.00% 2015[5]		1,050		1,155
Drummond Co., Inc. 7.375% 2016[4]		1,175		1,134
Young Broadcasting Inc. 10.00% 2011		1,120		1,109
Cablevision Systems Corp., Series B, 8.00% 2012		1,070		1,091
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		1,095		1,090
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.955% 2036[2,3]		1,075		1,085
Radio One, Inc. 6.375% 2013		1,110		1,077
Comcast Cable Communications, Inc. 6.75% 2011		1,020		1,075
Georgia Gulf Corp. 9.50% 2014[4]		835		806
Georgia Gulf Corp. 10.75% 2016[4]		275		265
Fisher Communications, Inc. 8.625% 2014		990		1,065
Idearc Inc. 8.00% 2016[4]		1,030		1,065
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[4]		1,030		1,063
Mobile Storage Group, Inc. 9.75% 2014[4]		1,000		1,063
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,4]		850		853
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,4]		200		201
Meritage Homes Corp. 6.25% 2015		1,150		1,044
Cricket Communications, Inc. 9.375% 2014[4]		975		1,038
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[2]		1,000		1,038
TransDigm Inc. 7.75% 2014		1,000		1,038
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,4]		1,000		1,028
AEP Industries Inc. 7.875% 2013		1,000		1,025
MGM MIRAGE 6.00% 2009		350		352
Mandalay Resort Group 6.375% 2011		275		278
MGM MIRAGE 6.75% 2013		290		289
MGM MIRAGE 6.625% 2015		100		97
Newfield Exploration Co. 6.625% 2016		1,000		1,005
Verizon Communications Inc. 5.50% 2017		1,000		994
Federal Agricultural Mortgage Corp. 4.25% 2008		1,000		989
Dollarama Group LP and Dollarama Corp. 8.875% 2012		940		985
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		955		981
Royal Bank of Scotland Group PLC 5.00% 2014		1,000		978
Mohegan Tribal Gaming Authority 6.375% 2009		970		970
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[2]		944		926
CanWest Media Inc., Series B, 8.00% 2012		881		917
WDAC Intermediate Corp. 8.375% 2014[4]		850		910
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[3,4]		900		903
Riddell Bell Holdings Inc. 8.375% 2012		905		898
Linens ‘n Things, Inc. 10.985% 2014[3]		950		888
Level 3 Financing, Inc. 9.25% 2014[4]		855		883
Bon-Ton Department Stores, Inc. 10.25% 2014		815		879
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[4]		850		873
Warner Music Group 7.375% 2014		890		852
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.951% 2035[2,3]		844		849
Iraq (Republic of) 5.80% 2028[2,4]		1,250		819
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[2]		811		810
Plastipak Holdings, Inc. 8.50% 2015[4]		750		799
Vitamin Shoppe 12.86% 2012[3]		750		791
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		750		789
Elizabeth Arden, Inc. 7.75% 2014		770		789
NTL Cable PLC 8.75% 2014		750		784
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		780		776
TFM, SA de CV 12.50% 2012		715		770
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[2]		757		759
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,4]		750		749
International Lease Finance Corp. 4.75% 2009		750		746
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[2]		708		737
E*TRADE Financial Corp. 7.875% 2015		680		737
Entercom Radio, LLC 7.625% 2014		725		736
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.261% 2036[2,3]		718		731
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[2]		728		714
Dole Food Co., Inc. 7.25% 2010		325		312
Dole Food Co., Inc. 8.875% 2011		395		392
Team Finance LLC and Health Finance Corp. 11.25% 2013		655		694
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[2]		708		694
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[2]		687		693
Cinemark, Inc. 0%/9.75% 2014[7]		750		690
Graphic Packaging International, Inc. 8.50% 2011		650		679
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[2]		675		671
Liberty Media Corp. 8.25% 2030		650		653
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[2]		648		646
Boyd Gaming Corp. 7.75% 2012		620		643
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		650		641
Foundation PA Coal Co. 7.25% 2014		625		636
AMH Holdings, Inc. 0%/11.25% 2014[7]		890		630
Grupo Posadas, SA de CV 8.75% 2011		600		624
Cox Communications, Inc. 4.625% 2010		625		617
Wells Fargo & Co. 3.50% 2008		625		615
Sealy Mattress Co. 8.25% 2014		580		613
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]		625		609
FMG Finance Pty Ltd. 10.625% 2016[4]		500		578
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		544		574
Carnival Corp. 6.15% 2008		565		569
Pemex Project Funding Master Trust 9.125% 2010		500		561
Kimco Realty Corp., Series C, 5.783% 2016		550		560
ACIH, Inc. 0%/11.50% 2012[4,7]		650		549
Hertz Corp. 10.50% 2016		475		543
Accellent Inc. 10.50% 2013		515		536
Nalco Co. 8.875% 2013		500		534
DaimlerChrysler North America Holding Corp. 4.75% 2008		530		528
Beazer Homes USA, Inc. 6.875% 2015		575		516
Host Marriott, LP, Series K, 7.125% 2013		500		514
International Coal Group, Inc. 10.25% 2014		500		505
BOI Capital Funding (No. 2) LP 5.571% (undated)[3,4]		510		499
Rite Aid Corp. 6.125% 2008[4]		500		499
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[2]		500		483
United Rentals (North America), Inc. 7.75% 2013		460		475
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[2]		196		199
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2]		266		268
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,4]		460		465
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[2]		457		456
Encore Acquisition Co. 6.00% 2015		500		448
Ashtead Group PLC 8.625% 2015[4]		415		436
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,4]		105		106
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,4]		105		105
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,4]		105		105
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,4]		105		106
Regal Cinemas Corp., Series B, 9.375% 2012[8]		400		420
Gaylord Entertainment Co. 8.00% 2013		400		412
Iron Mountain Inc. 7.75% 2015		380		390
Standard Pacific Corp. 7.00% 2015		405		363
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[2,3]		350		358
Den Danske Bank A/S 7.40% 2010[3,4]		350		351
Raytheon Co. 6.00% 2010		332		344
Equistar Chemicals, LP 10.125% 2008		325		344
Rockwood Specialties Group, Inc. 7.50% 2014		325		332
Duane Reade Inc. 9.75% 2011		305		295
Quebecor Media Inc. 7.75% 2016		275		284
Delphi Corp. 6.50% 2013[9]		240		262
Schering-Plough Corp. 5.55% 2013[3]		250		255
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014		250		253
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015		225		249
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[2]		235		240
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[2]		227		229
Lazard Group LLC 7.125% 2015		210		222
Electronic Data Systems Corp. 7.45% 2029		200		219
Teekay Shipping Corp. 8.875% 2011		200		217
Ainsworth Lumber Co. Ltd. 6.75% 2014		300		210
Ship Finance International Ltd. 8.50% 2013		175		180
Carmike Cinemas, Inc., Term Loan B, 8.59% 2012[2,3]		149		150
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[2,3,4]		103		103
JSG Funding PLC 9.625% 2012		92		98
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[2,3]		77		77
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]		75		75
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[2]		67		67
Stoneridge, Inc. 11.50% 2012		25		27
				1,357,961

Total bonds & notes (cost: $3,802,654,000)				3,942,067

Warrants — 0.01%		Shares

U.S. DOLLARS — 0.01%
GT Group Telecom Inc., warrants, expire 2010[4,8,10]		1,000		—*
United Mexican States Government 0% 2007, units[4,10]		4,715		349

Total warrants (cost: $339,000)				349

Preferred securities — 3.54%

EUROS — 2.15%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[3]		21,350,000		28,053
UniCredito Italiano Capital Trust III 4.028%[3]		11,500,000		14,233
Allied Irish Banks, PLC 4.781%[3]		7,560,000		9,603
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[3]		3,000,000		4,427
Barclays Bank PLC 4.75%[3]		11,850,000		13,847
BNP Paribas 5.868%[3]		6,750,000		9,559
BNP Paribas 6.342%[3]		500,000		718
SG Capital Trust III 5.419% noncumulative trust[3]		3,500,000		4,864
SG Capital Trust I 7.875% noncumulative trust[3]		1,000,000		1,457
Bank of Ireland UK Holdings PLC 7.40%[3]		2,000,000		2,941
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[3]		2,000,000		2,613
Deutsche Bank Capital Funding Trust IV 5.33%, Class B, noncumulative trust[3]		1,000,000		1,375
				93,690

U.S. DOLLARS — 0.80%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]		8,800,000		9,537
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[3]		7,403,000		7,655
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[3,4]		7,085,000		7,311
Sumitomo Mitsui Banking Corp. 6.078%[3,4]		5,970,000		6,011
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]		2,000,000		1,935
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[3,4]		1,550,000		1,570
Société Générale 7.85%[3,4]		700,000		701
IBJ Capital Co. LLC, Series A, 8.79% noncumulative[3,4]		200,000		208
				34,928

BRITISH POUNDS — 0.59%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[3]		6,500,000		12,353
BOI Capital Funding (No. 4) LP 6.430%[3]		3,500,000		6,821
Governor and Co. of the Bank of Ireland 6.25%[3]		1,000,000		2,029
Barclays Bank PLC 6.875%[3]		1,100,000		2,293
Sumitomo Mitsui Banking Corp. 6.164%[3]		990,000		1,919
				25,415

Total preferred securities (cost: $150,161,000)				154,033

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
Delta Air Lines, Inc.[10]		34,503		9

Total common stocks (cost: $205,000)				9

		Principal amount		Market value
Short-term securities — 4.81%		(000)		(000)

Old Line Funding, LLC 5.26% due 5/1/2007[4]	$	US47,400		47,185
Société Générale North America, Inc. 5.24% due 4/12/2007		30,300		30,247
Barton Capital LLC 5.26% due 4/10/2007[4]		16,600		16,576
Three Pillars Funding, LLC 5.42% due 4/2/2007[4]		43,100		43,081
Electricité de France 5.22% due 5/14/2007		22,800		22,654
Bank of Ireland 5.30% due 4/5/2007[4]		19,000		18,986
Amsterdam Funding Corp. 5.26% due 4/23/2007[4]		16,600		16,544
ING (U.S.) Funding LLC 5.235% due 4/10/2007		14,000		13,980

Total short-term securities (cost: $209,252,000)				209,253

Total investment securities (cost: $4,162,611,000)				4,305,711
Other assets less liabilities				47,188

Net assets			$	US4,352,899

*Amount less than one thousand.

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $503,575,000, which represented 11.57% of the net assets of the fund.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $420,000.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-931-0507-S6883

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 8, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: June 8, 2007